Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Subscription revenue	$ 4,906,640	$ 5,447,119	$ 15,317,865	$ 17,413,511	$ 22,898,530	$ 18,647,855
Advertising revenue	330,817	480,356	966,997	1,472,505	1,942,753	2,340,574
Technology service revenue	1,448,330		3,540,362
Total revenues	6,685,787	5,927,475	19,825,224	18,886,016	24,841,283	20,988,429
Costs and expenses:
Cost of revenue	1,190,061	1,228,198	3,581,794	3,753,522	4,861,315	5,015,565
Sales and marketing expense	1,383,567	1,944,488	4,266,434	6,310,931	7,847,235	5,099,956
Product development expense	1,978,285	2,217,777	6,052,098	6,635,561	8,918,409	8,600,688
General and administrative expense	2,169,849	2,549,112	6,679,349	6,735,737	8,874,389	4,016,068
Total costs and expenses	6,721,762	7,939,575	20,579,675	23,435,751	30,501,348	22,732,277
Loss from operations	(35,975)	(2,012,100)	(754,451)	(4,549,735)	(5,660,065)	(1,743,848)
Interest income, net	28,603	7,765	48,313	39,643	41,717	(60,030)
Other expense, net				(17,910)	(46,933)	351,102
Impairment loss on digital tokens	(575,831)		(2,535,235)
Loss before provision for income taxes	(583,203)	(2,004,335)	(3,241,373)	(4,528,002)	(5,665,281)	(1,452,776)
Benefit (provision) for income taxes	13,636		(1,864)		(228,972)
Net loss	$ (569,567)	$ (2,004,335)	$ (3,243,237)	$ (4,528,002)	$ (5,894,253)	$ (1,452,776)
Net loss per share of common stock:
Basic and diluted	$ (0.08)	$ (0.31)	$ (0.47)	$ (0.7)	$ (0.91)	$ (0.26)
Weighted average number of shares of common stock used in calculating net loss per share of common stock:
Basic and diluted	6,886,051	6,452,292	6,883,575	6,449,572	6,452,581	5,577,856